Summary of Movement in Derivative Liability (Details) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2021
Balance at September 30, 2020
Fair value of derivative liability assumed on Ely acquisition (Note 3)		3,037,702
Change in fair value during the year		1,511,372
Balance at September 30, 2021		$ 4,549,074